UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [    ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 July 29, 2008

Report Type  (Check only one):

[ X  ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	59

Form 13F Information Table Value Total:	$255093

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYSTEMS INC  (DE)        COM              00724F101     3884    98595 SH       SOLE                    98135               460
                                                               397    10085 SH       OTHER                   10085
AFLAC INC.                     COM              001055102     9833   156578 SH       SOLE                   155778               800
                                                              1621    25805 SH       OTHER                   20565              5240
ALCON INC COM SHS              COM              H01301102     9596    58950 SH       SOLE                    58625               325
                                                              1083     6650 SH       OTHER                    6650
ALLSTATE CORP                  COM              020002101      392     8600 SH       SOLE                     8600
                                                              1368    30000 SH       OTHER                   30000
AMERICAN INTERNATIONAL GROUP I COM              026874107     4416   166892 SH       SOLE                   165972               920
                                                               568    21457 SH       OTHER                   19671              1786
AUTOMATIC DATA                 COM              053015103     8786   209698 SH       SOLE                   208498              1200
                                                              2205    52636 SH       OTHER                   45936              6700
BANK NEW YORK MELLON COM       COM              064058100    10451   276272 SH       SOLE                   275048              1224
                                                              8140   215185 SH       OTHER                   93442            121743
BARD (C.R.) INC.               COM              067383109     9386   106725 SH       SOLE                   106095               630
                                                              1069    12155 SH       OTHER                   11955               200
CITRIX SYS INC COM             COM              177376100     6938   235905 SH       SOLE                   234430              1475
                                                               727    24735 SH       OTHER                   20685              4050
COLGATE PALMOLIVE CO           COM              194162103      608     8800 SH       SOLE                     8800
COSTCO WHOLESALE CORP NEW      COM              22160K105     8453   120512 SH       SOLE                   119812               700
                                                               973    13875 SH       OTHER                   13175               700
DENBURY RES INC COM NEW        COM              247916208    11229   307635 SH       SOLE                   305935              1700
                                                              2029    55590 SH       OTHER                   46390              9200
EBAY INC                       COM              278642103     8073   295405 SH       SOLE                   293785              1620
                                                               711    26025 SH       OTHER                   25325               700
ECOLAB INC                     COM              278865100     8822   205213 SH       SOLE                   204048              1165
                                                              1056    24575 SH       OTHER                   24175               400
EMC CORP-MASS                  COM              268648102     6839   465571 SH       SOLE                   463121              2450
                                                               390    26535 SH       OTHER                   26535
FASTENAL CO                    COM              311900104      391     9050 SH       SOLE                     9050
                                                                30      700 SH       OTHER                                       700
GENERAL ELECTRIC CO            COM              369604103     6411   240196 SH       SOLE                   238651              1545
                                                               583    21830 SH       OTHER                   21405               425
GENTEX CORP                    COM              371901109     6774   469095 SH       SOLE                   466345              2750
                                                               334    23150 SH       OTHER                   22250               900
HARLEY-DAVIDSON INC            COM              412822108     1038    28623 SH       SOLE                    28623
                                                               543    14970 SH       OTHER                   11570              3400
INTEL CORP                     COM              458140100     9598   446842 SH       SOLE                   444532              2310
                                                              3444   160320 SH       OTHER                  131020             29300
JOHNSON & JOHNSON              COM              478160104     7617   118392 SH       SOLE                   117882               510
                                                              1793    27872 SH       OTHER                   21772              6100
MEDTRONIC INC                  COM              585055106    10175   196616 SH       SOLE                   195666               950
                                                              1075    20780 SH       OTHER                   20380               400
MICROCHIP TECHNOLOGY           COM              595017104     6109   200040 SH       SOLE                   198795              1245
                                                               628    20560 SH       OTHER                   20160               400
MICROSOFT CORP                 COM              594918104    10369   376911 SH       SOLE                   374951              1960
                                                              2147    78058 SH       OTHER                   44358             33700
OMNICOM GROUP INC              COM              681919106     8042   179192 SH       SOLE                   178192              1000
                                                               711    15850 SH       OTHER                   15450               400
PEABODY ENERGY CORP COM        COM              704549104     4930    55991 SH       SOLE                    55731               260
                                                               536     6090 SH       OTHER                    6090
PROCTER & GAMBLE CO COM        COM              742718109     8201   134865 SH       SOLE                   133995               870
                                                               893    14685 SH       OTHER                   14285               400
STATE STREET CORP              COM              857477103     5945    92904 SH       SOLE                    92214               690
                                                               816    12750 SH       OTHER                   12550               200
WALGREEN CO COM                COM              931422109     7514   231130 SH       SOLE                   229800              1330
                                                               864    26575 SH       OTHER                   22675              3900
XTO ENERGY INC COM             COM              98385X106    15418   225048 SH       SOLE                   223861              1187
                                                              2118    30909 SH       OTHER                   29659              1250